Goodwill and Acquired Intangible Assets - Changes to Goodwill (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Oct. 09, 2019
Goodwill [Roll Forward]
Beginning balance			$ 966,800,000
Ending balance	$ 966,800,000		966,800,000		$ 966,800,000
Acquired Indefinite-lived Intangible Assets [Line Items]
Goodwill	966,800,000		966,800,000		966,800,000
Goodwill impairment	$ 0	$ 0	0	$ 0
DiscoverOrg Holdings
Goodwill [Roll Forward]
Beginning balance			966,800,000	445,700,000	445,700,000	$ 439,700,000
Ending balance					966,800,000	445,700,000
Acquired Indefinite-lived Intangible Assets [Line Items]
Goodwill			966,800,000	$ 445,700,000	445,700,000	445,700,000
NeverBounce | DiscoverOrg Holdings
Goodwill [Roll Forward]
Beginning balance			6,000,000.0
Acquisition						6,000,000.0
Ending balance					6,000,000.0
Acquired Indefinite-lived Intangible Assets [Line Items]
Goodwill			$ 6,000,000.0		6,000,000.0
Acquisition						$ 6,000,000.0
ZoomInfo HoldCo | DiscoverOrg Holdings
Goodwill [Roll Forward]
Acquisition					514,800,000
Acquired Indefinite-lived Intangible Assets [Line Items]
Acquisition					514,800,000
Komiko
Acquired Indefinite-lived Intangible Assets [Line Items]
Goodwill							$ 6,300,000
Komiko | DiscoverOrg Holdings
Goodwill [Roll Forward]
Acquisition					6,300,000
Acquired Indefinite-lived Intangible Assets [Line Items]
Goodwill							$ 6,300,000
Acquisition					$ 6,300,000